Form N-1A Cover	Jun. 02, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Self-Indexed Fund Trust
Entity Central Index Key	0001657201
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 02, 2026
Prospectus Date	Jun. 03, 2026